Income Tax - Additional Information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Tax [Line Items]
Standard corporate income tax rate	17.00%	17.00%
Provision for income taxes	$ 0
Unrecognized uncertain tax positions	0	$ 0
Amount of liability, interest or penalties related to uncertain tax positions accrued	0	0
Net operating loss carried forward	$ 5,972,000	$ 2,351,000
Inland Revenue, Singapore (IRAS)
Income Tax [Line Items]
Standard corporate income tax rate	17.00%
Inland Revenue, Singapore (IRAS) | Earliest Tax Year
Income Tax [Line Items]
Years subject to examination by tax authorities	2020
Inland Revenue, Singapore (IRAS) | Latest Tax Year
Income Tax [Line Items]
Years subject to examination by tax authorities	2023